UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)               (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1. REPORT TO STOCKHOLDERS.
Semi-Annual Report 2018
For the period from October 1, 2017 through March 31, 2018
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sector Rotation Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on Your Sector Rotation Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Tax Cuts and Trade War (or is it Trade MORE!)

The prognosis for the economy and the stock market appeared healthy as we headed into 2018, and the outlook has improved since, thanks much to stronger-than-expected economic momentum from the passage of the Republicans' long awaited tax cuts.

The United States is projected to grow 2.7% in 2018, according to the International Monetary Fund (IMF), which raised its forecast after Republicans passed the largest overhaul of the U.S. tax code in more than 30 years. According to the IMF, the sweeping reduction in the corporate tax rate from 35% to 21% should stimulate business investment and growth. If that growth comes to pass, it would be the largest since 2015, when the U.S. economy grew at 2.9%.

Consumer confidence plays a large role in current conditions. Everyone likes tax cuts (well, mostly everyone; there are always naysayers), and U.S. consumer confidence hit an 18-year high in February, primarily due to outlook on business conditions. It fell a bit in March, breaking a two-month streak of gains, but the decline is minimal: Index levels remain historically high, suggesting further strong growth in the months ahead.

Why are consumers so happy? Employment is one reason. The U.S. economy added 103,000 jobs in March, marking 90 straight months of employment gains, with the unemployment rate holding steady at 4.1%. Now, if you read my columns regularly you'll know I'm skeptical of the level of government data, but the lack of change is interesting. The data itself might not tell us much, but the fact that it's not changing does. The housing market has also been steadily recovering since late 2011, with the S&P/Case Shiller U.S. National Home Price Index up more than 6% year-over-year in March; it's averaged more than 6% annually over the last six years as well.

Is there any bad news? Sure. Despite the economy adding jobs, average hourly pay grew just 2.7% from March 2017 to March 2018. And, there could be trouble brewing in the housing market, with commercial real estate prices, which often serve as a proxy for the overall economy, falling for the first time in years.

I could go on, but more importantly, how did stocks perform with this backdrop? Well, that's interesting. They peaked within days of President Trump's State of the Union address: As of January 26, the three main U.S. stock-market indices had risen between 7.5% and 8.7% in less than a month. Then market volatility returned with a vengeance: A January to February selloff took most major indices down in the double-digit range. The S&P 500 Index ended the first quarter down almost 1%.

There are multiple explanations for the correction, including concerns about interest-rate hikes, inflation, and a trade war.

At its March meeting, the U.S. Federal Reserve (Fed) raised the target range for the federal funds rate for the first time this year—by 0.25%, to a range between 1.5% and 1.75%, and it expects to raise interest rates by 0.25% two to three additional times this year. This was the sixth increase since December 2015 when the Fed started tightening monetary policy after the financial crisis, but rates are still extremely low by historical standards.
As for inflation, earlier in the year, a surprising 2.9% jump in U.S. wages tweaked concerns about inflation and the likelihood of more aggressive tightening by the Fed. Inflation (as represented by the Consumer Price Index) edged down 0.1% in March thanks to a big drop in gasoline prices, but it was up 2.4% year over year, the largest 12-month increase since the period ending March 2017 and higher than the 1.6% average annual rate over the past 10 years. But, as you now know, I don't put a lot of faith in government numbers, so take that with a grain of salt.
As for a trade war, earlier this year, the Trump administration announced tariffs on solar panels, washing machines, and steel, and Trump's top economic adviser, Gary Cohn, resigned in disagreement.  To some, this signaled an impending full-blown trade conflict. But to put things in perspective, these four products account for 4% of total U.S. imports, or 0.5% of U.S. gross domestic product (GDP). As long as we don't see major retaliatory measures from our trade partners, the impact of these tariffs will likely be limited. That certainly seems to be the case. For example, when the Trump administration later announced tariffs on $60 billion of Chinese imports, China responded by targeting $3 billion of U.S. exports to China—not very significant. This "trade war" is likely a lot of posturing as a negotiation tactic. We've all seen Trump reverse a strong task. He calls it "the art of the deal."

I could go on and on about the potential for interest-rate hikes, inflation, and a trade war, making arguments that they will or will not happen and how they will affect the economy and markets. But the main point to keep in mind is that the first-quarter correction shouldn't have been surprising: Over the past 30 years, the S&P 500 Index has seen a market correction (defined as a decrease in value of more than 10% but less than 20% from a 52-week high) occur about once per year. With such strong equity growth over 2017, a correction in 2018 should have been expected.

Currently, the markets are in a wait-and-see period. Investors are trying to decide if the nine-year bull market we're currently in is ending, and we're entering a bear market, which is a stock-price decrease of 20% or more from a 52-week high. In this way, things look a lot like they did last year. But as we move through market cycles, it's important to understand what each stage brings so we can find opportunities. We might lower the duration of bold holdings as interest rates rise, for example, or increase exposure to international equities to ensure diversification across markets.
As many of our shareholders know, I use my 30 plus years as an Economist to formulate a plan on  where I feel the marco-economy is heading.  Most Economist make forecasts 6- 12 months out.  I feel more comfortable in the 3-6 month range. During the most recent 6 month period ending March 31, 2018,  Congress passed the Jobs and Tax Cut Act.  That signaled to me that the consumer discretionary, health care, industrial and technology sectors could be market leaders. So I proceeded to add/increase the positions of the Sector Rotation Fund (the "Fund") in those areas. I also trimmed some profits while the market was at or near 2018 highs.  As I always like to say, it's a good idea to take some of your profits before somebody else does.  As a result of the combination of making what seems to be the correct call on the marco-economy and trimming some profits, the Fund's performance for the 6 months ended March 31, 2018 was very good.  In fact, NAVFX total return over that time was 7.46% while the S&P 500 was only 5.84%1.  I will monitor very closely the ongoing "trade war" discussions in D.C. and make the appropriate adjustments when the time is right.

Thank-you for the trust you have placed in the Sector Rotation Fund. As the Fund's advisor, Grimaldi Portfolio Solutions, Inc. will continue to work hard every day to maintain that trust and guide you through this, and all, market cycles.

Best Regards,

Mark Anthony Grimaldi
Grimaldi Portfolio Solutions, Inc.
Portfolio Manager, Author

(RCSEC0418001)

1 Morningstar

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of March 31, 2018
	Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 93.17%

Consumer Discretionary - 16.53%
SPDR S&P Retail ETF	25,000	$1,107,500
Vanguard Consumer Discretionary ETF	18,000	2,855,160
		3,962,660
Health Care - 13.16%
iShares Trust U.S. Healthcare ETF	11,000	1,898,710
SPDR S&P Pharmaceuticals ETF	30,000	1,256,100
		3,154,810
Industrials - 16.49%
Industrial Select Sector SPDR ETF	15,000	1,114,350
Powershares Aerospace & Defense ETF	50,000	2,839,000
		3,953,350
Information Technology - 10.68%
* Powershares Nasdaq Internet ETF	12,000	1,533,840
Vanguard Information Technology ETF	6,000	1,026,000
		2,559,840
Large-Cap - 31.81%
Proshares UltraPro S&P 500 ETF	8,000	1,045,840
SPDR S&P 500 ETF	25,000	6,578,750
		7,624,590
Mid-Cap - 4.50%
Vanguard Mid-Cap ETF	7,000	1,079,470

Total Exchange-Traded Funds (Cost $17,331,764)		22,334,720

SHORT-TERM INVESTMENT - 7.76%
§ Fidelity Institutional Money Market Funds - Treasury Portfolio, 1.37%	1,859,987	1,859,987

Total Short-Term Investment (Cost $1,859,987)		1,859,987

Total Value of Investments (Cost $19,191,751) - 100.93%		$24,194,707

Liabilities in Excess of Other Assets - (0.93)%		(223,759)

NET ASSETS - 100.00%		$23,970,948

* Non-income producing investment
§ Represents 7 day effective yield on March 31, 2018.

		(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018

	Summary of Investments
		% of Net
		Assets	Value
	Exchange Traded Funds:
	Consumer Discretionary	16.53%	$3,962,660
	Health Care	13.16%	3,154,810
	Industrials	16.49%	3,953,350
	Information Technology	10.68%	2,559,840
	Large-Cap	31.81%	7,624,590
	Mid-Cap	4.50%	1,079,470
	Short-Term Investment	7.76%	1,859,987
	Liabilities in Excess of Other Assets	-0.93%	(223,759)
	Total Net Assets	100.00%	$23,970,948

See Notes to Financial Statements

Sector Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2018

Assets:
Investments, at value (cost $19,191,751)	$24,194,707
Receivables:
Fund shares sold	177
Dividends and interest	29,007
Prepaid expenses:
Registration and filing expenses	2,674
Fund accounting fees	2,454
Transfer agent fees	147
Security pricing fees	63

Total assets	24,229,229

Liabilities:
Payables:
Investment purchased	221,436
Accrued expenses:
Advisory fees	19,733
Professional fees	9,831
Custody fees	2,443
Distribution and service fees (Note 4)	1,921
Insurance fees	807
Administrative fees	782
Compliance fees	559
Miscellaneous compensation expenses	322
Shareholder fulfillment expenses	255
Trustee fees and meeting expenses	192

Total liabilities	258,281

Net Assets	$23,970,948

Net Assets Consist of:
Paid in Capital	$17,880,917
Accumulated net investment loss	(142,118)
Accumulated net realized gain on investments	1,229,193
Net unrealized appreciation on investments	5,002,956

Total Net Assets	$23,970,948
Shares Outstanding, no par value (unlimited authorized shares)	1,821,926
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$13.16

See Notes to Financial Statements

Sector Rotation Fund

Statement of Operations
(Unaudited)

For the Period Ended March 31, 2018

Investment Income:
Dividends	$126,268

Total Investment Income	126,268

Expenses:
Advisory fees (Note 2)	121,345
Distribution and service fees (Note 4)	30,336
Professional fees	15,683
Fund accounting fees (Note 2)	14,528
Registration and filing expenses	13,561
Administration fees (Note 2)	12,177
Transfer agent fees (Note 2)	10,356
Compliance fees (Note 2)	5,672
Custody fees (Note 2)	4,893
Shareholder fulfillment expenses	4,833
Trustee fees and meeting expenses (Note 3)	4,192
Miscellaneous compensation expenses (Note 2)	2,072
Security pricing fees	1,034
Insurance fees	987

Total Expenses	241,669

Fees waived by the Advisor (Note 2)	-

Net Expenses	241,669

Net Investment Loss	(115,401)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	1,309,733

Net change in unrealized appreciation on investments	528,449

Net Realized and Unrealized Gain on Investments	1,838,182

Net Increase in Net Assets Resulting from Operations	$1,722,781

See Notes to Financial Statements

Sector Rotation Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the fiscal year or period ended	2018	(a)	2017

Operations:
Net investment loss	$(115,401)		$(78,891)
Net realized gain from investment transactions	1,309,733		1,539,122
Net change in unrealized appreciation on investments	528,449		1,709,656

Net Increase in Net Assets Resulting from Operations	1,722,781		3,169,887

Distributions to Shareholders:
Net investment income	(26,717)		-
Net realized gain	(1,356,463)		(636,326)

Decrease in Net Assets Resulting from Distributions	(1,383,180)		(636,326)

Beneficial Interest Transactions:
Shares sold	3,658,511		2,082,224
Reinvested dividends and distributions	1,371,359		632,572
Shares repurchased	(5,196,403)		(3,714,116)

Decrease from Beneficial Interest Transactions	(166,533)		(999,320)

Net Increase in Net Assets	173,068		1,534,241

Net Assets:
Beginning of period	23,797,880		22,263,639
End of period	$23,970,948		$23,797,880

Accumulated Net Investment Loss	$(142,118)		$-

Share Information:
Shares sold	271,469		172,712
Reinvested distributions	105,173		54,816
Shares repurchased	(386,550)		(313,878)
Decrease in Shares of Beneficial Interest	(9,908)		(86,350)

(a) Unaudited.

See Notes to Financial Statements

Sector Rotation Fund

Financial Highlights

For a share outstanding during the	March 31,		September 30,
fiscal years or period ended	2018	(d)	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$12.99		$11.61	$11.13	$13.06	$11.61

Income (Loss) from Investment Operations
Net investment income (loss)	(0.07)		(0.04)	0.05	(0.02)	0.09
Net realized and unrealized gain on investments	1.03		1.76	0.79	0.25	1.58

Total from Investment Operations	0.96		1.72	0.84	0.23	1.67

Less Distributions to Shareholders:
From net investment income	(0.01)		-	0.00	(0.08)	(0.04)
From net realized gain	(0.78)		(0.34)	(0.36)	(2.08)	(0.18)

Total Distributions	(0.79)		(0.34)	(0.36)	(2.16)	(0.22)

Net Asset Value, End of Period	$13.16		$12.99	$11.61	$11.13	$13.06

Total Return (a)	7.46%	(f)	15.17%	7.55%	1.85%	14.50%

Net Assets, End of Period (in thousands)	$23,971		$23,798	$22,264	$22,209	$22,244

Ratios of:
Gross Expenses to Average Net Assets (b)	1.89%	(e)	1.90%	1.77%	1.78%	1.81%
Net Expenses to Average Net Assets (b)	1.89%	(e)	1.89%	1.77%	1.78%	1.81%
Net Investment Income (Loss) to Average Net Assets (c)	(0.94)%	(e)	(0.35)%	0.41%	(0.08)%	0.67%

Portfolio turnover rate	138.96%	(f)	333.48%	345.74%	237.04%	218.41%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America  and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Unaudited.
(e) Annualized.
(f) Not annualized.

See Notes to Financial Statements

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

1.      Organization and Significant Accounting Policies

The Sector Rotation Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust").  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust.

The Fund commenced operations on December 31, 2009 as a series of the World Funds Trust ("WFT").  Shareholders approved the reorganization of the Fund as a series of the Trust at a special meeting on June 22, 2011.  The reorganization occurred on June 27, 2011.  Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.

The investment objective of the Fund is to achieve capital appreciation.  The Fund utilizes a sector rotation strategy, which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs").

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies," and Financial Accounting Standards Update ("ASU") 2013-08.

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the "Trustees").  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2018 for the Fund's assets measured at fair value:

Sector Rotation Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Funds*	$22,334,720	$22,334,720	$-	$-
Short-Term Investment	1,859,987	1,859,987	-	-
Total Assets	$24,194,707	$24,194,707	$-	$-

(a)
The Fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended March 31, 2018.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of the reporting period.

*Refer to Schedule of Investments for breakdown by Industry.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.00% of the Fund's average daily net assets.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of those expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of each Fund's business, expenses related to proxy filings for the shareholder meetings of the Fund, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to not more than 1.89% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2019.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor cannot recoup any amounts previously waived or reimbursed.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

For the fiscal period ended March 31, 2018, $121,345 in advisory fees were incurred, none of which were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of March 31, 2018, the Administrator received $2,072 in miscellaneous expenses.

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%
The Fund incurred $12,177 in administration fees, $4,893 in custody fees, and $14,528 in fund accounting fees for the fiscal period ended March 31, 2018.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

3.      Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not "interested persons" of the Trust or the Advisor within the meaning of the 1940 Act (the "Independent Trustees") receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.      Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$32,444,027	$34,145,132

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended March 31, 2018.

5.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions taken or to be taken on federal income tax returns for the open tax years of September 30, 2015 through September 30, 2017, and as of March 31, 2018, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the fiscal year or period ended below were characterized for tax purposes as follows:

	March 31, 2018	September 30, 2017
Net investment income	$ 26,717	$ -
Long-term capital gain	1,356,463	636,326

At March 31, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$19,191,751

Unrealized Appreciation	$5,119,511
Unrealized Depreciation	(116,555)
Net Unrealized Appreciation	$5,002,956

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

6.      Underlying Investment in Other Investment Company

The Fund currently invests a portion of its assets in the SPDR S&P 500 Exchange-Traded Fund (the "ETF").  The Fund may redeem its investment from the ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the ETF.  The financial statements of the ETF, including the portfolio of investments, can be found at the ETF's website, www.spdrs.com, or the Securities and Exchange Commission's website, www.sec.gov, and should be read in conjunction with the ETF's financial statements.  As of March 31, 2018, the Fund's net assets invested in the ETF were 27.44%.

7.      Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.      Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Sector Rotation Fund

Additional Information (Unaudited)

1.      Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended March 31, 2018.

During the fiscal period, $26,717 in income distributions and $1,356,463 in long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Sector Rotation Fund

Additional Information (Unaudited)

Sector Rotation Fund	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,074.60	$9.78
	$1,000.00	$1,015.51	$9.50
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.89%,    multiplied by 182/365 (to reflect the one-half year period).

Sector Rotation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Grimaldi Portfolio Solutions, Inc.
116 South Franklin Street	Executive Park
Post Office Drawer 4365	1207 Route 9, Suite 10
Rocky Mount, North Carolina 27803	Wappingers Falls, NY 12590

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STARBOARD INVESTMENT TRUST

/s/ Katherine M. Honey
Date: May 29, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: May 29, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: May 29, 2018	Ashley E. Harris Treasurer and Principal Financial Officer